BORROWINGS (Schedule of Bank Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
BORROWINGS
Short-term bank borrowings	$ 0	$ 15,317
Long-term bank borrowings, current portion	0	55,114
Total borrowings, current	0	70,431
Long-term bank borrowings, non-current portion	0	123,222
Total	$ 0	$ 193,653